Changes in accounting standards and the Group's accounting policies	6 Months Ended
Jun. 30, 2025
Changes in accounting standards and the Group's accounting policies
Changes in accounting standards and the Group's accounting policies

3.Changes in accounting standards and the Group’s accounting policies

The accounting policies applied in these interim financial statements are consistent with those applied in the Group’s full year consolidated financial statements. The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective. Several amendments apply for the first time in 2025, but do not have a material impact on the interim financial statements of the Group.